CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total RYB Education, Inc. shareholders' equity Cumulative effect adjustment	Total RYB Education, Inc. shareholders' equity Cumulative effect adjustment balance	Total RYB Education, Inc. shareholders' equity	Ordinary share Cumulative effect adjustment balance	Ordinary share	Treasury stock Cumulative effect adjustment balance	Treasury stock	Additional paid-in capital Cumulative effect adjustment balance	Additional paid-in capital	Statutory reserve Cumulative effect adjustment balance	Statutory reserve	Accumulated other comprehensive income (loss) Cumulative effect adjustment balance	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative effect adjustment	Accumulated deficit Cumulative effect adjustment balance	Accumulated deficit	Noncontrolling interests Cumulative effect adjustment balance	Noncontrolling interests	Cumulative effect adjustment	Cumulative effect adjustment balance	Total
Balance at beginning of the year (in shares) at Dec. 31, 2017					29,213,801
Balance at beginning of the year at Dec. 31, 2017			$ 103,745		$ 29				$ 129,134		$ 2,678		$ 783			$ (28,879)		$ 1,549			$ 105,294
Increase (Decrease) in Stockholders' Equity
Net loss for the year			(1,620)													(1,620)		(121)			(1,741)
Net loss attributable to redeemable non-controlling interest																					28
Provision of statutory reserve											684					(684)
Share-based payments			6,747						6,747												6,747
Recognition of redeemable non-controlling interest																					1,431
Adjustment of redeemable non-controlling interest			(169)													(169)					(169)
Adjustment of redeemable non-controlling interest																					169
Foreign currency translation adjustment			(905)										(905)					(78)			(983)
Contribution by minority interest																		3,330			3,330
Disposal of non-wholly subsidiaries																		121			121
Acquisition of additional equity interest From non-controlling shareholders																		(190)			(190)
Balance at end of the year (in shares) at Dec. 31, 2018					29,213,801
Balance at end of the year at Dec. 31, 2018			108,729		$ 29				135,881		3,362		(122)			(30,421)		4,611			113,340
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2018																					1,628
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment related to Opening retained earnings for adoption of ASC 606 | ASC 606			931													931					931
Net loss for the year			(2,577)													(2,577)		70			(2,507)
Net loss attributable to redeemable non-controlling interest																					317
Repurchase of shares			(12,000)				$ (12,000)														(12,000)
Provision of statutory reserve											698					(698)
Share-based payments			3,962						3,962												3,962
Recognition of redeemable non-controlling interest																					6,895
Adjustment of redeemable non-controlling interest			143													143					143
Adjustment of redeemable non-controlling interest																					(143)
Foreign currency translation adjustment			263										263					(98)			165
Foreign currency translation adjustment																					104
Contribution by minority interest																		420			420
Disposal of non-wholly subsidiaries																		(758)			(758)
Business acquisitions																		5,151			5,151
Balance at end of the year (in shares) at Dec. 31, 2019				29,213,801	29,213,801
Balance at end of the year at Dec. 31, 2019	$ (412)	$ 98,108	98,520	$ 29	$ 29	$ (12,000)	(12,000)	$ 139,843	139,843	$ 4,060	4,060	$ 141	141	$ (412)	$ (33,965)	(33,553)	$ 9,396	9,396	$ (412)	$ 107,504	107,916
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2019																				$ 8,801	8,801
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment related to Opening retained earnings for adoption of ASC 606																					(33,553)
Net loss for the year			(37,280)													(37,280)		(4,915)			(42,195)
Net loss attributable to redeemable non-controlling interest																					1,012
Repurchase of shares							1,679		(1,679)
Provision of statutory reserve											592					(592)
Share-based payments			2,930						2,930												2,930
Foreign currency translation adjustment			(1,609)										(1,609)					398			(1,211)
Foreign currency translation adjustment																					175
Contribution by minority interest																		760			760
Disposal of non-wholly subsidiaries																		(109)			(109)
Balance at end of the year (in shares) at Dec. 31, 2020					29,213,801
Balance at end of the year at Dec. 31, 2020			$ 62,149		$ 29		$ (10,321)		$ 141,094		$ 4,652		$ (1,468)			$ (71,837)		$ 5,530			67,679
Balance at end of the year for Redeemable Non-controlling Interest at Dec. 31, 2020																					9,988
Increase (Decrease) in Stockholders' Equity
Cumulative effect adjustment related to Opening retained earnings for adoption of ASC 606																					$ (71,837)